Trade accounts receivable - Composition (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of composition of trade accounts receivable
Related parties	$ 3,620	$ 963
Total trade accounts receivable	177,231	173,204
Cost/gross carrying amount
Disclosure of composition of trade accounts receivable
Trade receivable	175,948	174,931
Related parties	3,620	963
Total trade accounts receivable	179,568	175,894
Impairment
Disclosure of composition of trade accounts receivable
Total trade accounts receivable	$ (2,337)	$ (2,690)